Significant Risks (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2023	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2026 CHF (SFr)
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	$ 33,191							SFr 3,319,140
Percentage of purchases denominated appreciation increase	1.00%
Deposits (in Dollars)	$ 200,483
Insured amount	94,000						$ 3,000,000
Allowance for expected credit losses (in Dollars)	$ 93,475			90,851
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 34,718
Fair value	10.00%					10.00%	10.00%	10.00%
Pre-tax loss (in Dollars)	$ 2,236,082
Investments in equity securities	22,360,823
Third Party [Member]
Significant Risks [Line Items]
Deposits (in Dollars)	$ 378,381
BTC [Member]
Significant Risks [Line Items]
Fair value	10.00%					10.00%	10.00%	10.00%
Pre-tax loss (in Dollars)	$ 221,155
Investments in equity securities	452,628
Aggregate carrying value	$ 1,758,924
Crypto asset, units	30					30	30	30
HK [Member]
Significant Risks [Line Items]
Foreign exchange risk	7.8					7.8	7.8	7.8
US [Member]
Significant Risks [Line Items]
Foreign exchange risk	1					1	1	1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage		22.00%	25.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	53.00%			98.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage		12.00%	14.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	32.00%
Customer Concentration Risk [Member] | Customer three [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage		10.00%			19.00%
Customer Concentration Risk [Member] | Customer three [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	12.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	24.00%	22.00%	29.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Risks [Line Items]
Concentration risk percentage	91.00%			98.00%
Vendors Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	19.00%	18.00%	19.00%
Vendors Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	15.00%	16.00%	18.00%
Vendors Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	10.00%		13.00%
Hong Kong [Member]
Significant Risks [Line Items]
Percentage of purchases denominated appreciation Decrease	1.00%
Deposits (in Dollars)	$ 735,186			$ 1,464,381
Maximum [Member]
Significant Risks [Line Items]
Insured amount	102,015					$ 800,000
Minimum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	33,191
Interest Rate Risk [Member]
Significant Risks [Line Items]
Outstanding bank borrowings (in Dollars)	$ 3,471,798
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 34,718